Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares) [BarChart] - Investor Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.42%	1.40%	1.74%	0.23%